DIRECTORS' AND SUPERVISORS' REMUNERATION - Remuneration of each director and supervisor (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant related party transactions
Fees	¥ 756	¥ 768	¥ 762
Salaries	1,849	1,370	975
Pension costs	234	166	114
Total	2,839	2,304	1,851
Executive Directors
Significant related party transactions
Salaries	1,200	822	725
Pension costs	144	83	76
Total	1,344	905	801
Jiang Yinggang
Significant related party transactions
Salaries	762	822	725
Pension costs	90	83	76
Total	852	905	801
Zhu Runzhou
Significant related party transactions
Salaries	438
Pension costs	54
Total	492
Non-executive Directors
Significant related party transactions
Fees	756	768	762
Total	756	768	762
Wang Jun
Significant related party transactions
Fees	150	150	150
Total	150	150	150
Lie-A-Cheong Tai-Chong, David
Significant related party transactions
Fees	202	206	204
Total	202	206	204
Chen Lijie
Significant related party transactions
Fees	202	206	204
Total	202	206	204
Hu Shihai
Significant related party transactions
Fees	202	206	204
Total	202	206	204
Supervisors
Significant related party transactions
Salaries	649	548	250
Pension costs	90	83	38
Total	739	631	288
Wu Zuoming
Significant related party transactions
Salaries	649	548	250
Pension costs	90	83	38
Total	¥ 739	¥ 631	¥ 288